ATA Creativity Global (“Parent Company”) (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Consolidated Income Statement

The consolidated financial statements for the nine-month period ended December 31, 2017 is not comparable to that as of and for the twelve months ended December 31, 2018. For comparison purposes, the Group included the selected data from unaudited consolidated income statement for the twelve-month period ended December 31, 2017 per below:

	Twelve months ended December 31,
	2017	2018
	RMB	RMB
Net revenues	7,389,371	1,338,592
Cost of revenues	4,957,647	4,251,451
Gross profit (loss)	2,431,724	(2,912,859)
Operating expenses	74,104,081	68,672,509
Other operating income, net	—	3,793,418
Loss from operations	(71,672,357)	(67,791,950)
Other loss, net	(16,427,003)	(261,524)
Loss from continuing operations before income taxes	(88,099,360)	(68,053,474)
Income tax benefit	(591,290)	—
Loss from continuing operations, net of income taxes	(87,508,070)	(68,053,474)
Income from discontinued operations, net of income taxes	61,431,845	918,654,979
Net income (loss)	(26,076,225)	850,601,505

ATA Creativity Global
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	USD
Cash and cash equivalents	15,396,381	77,996,136	11,203,444
Prepaid expenses and other current assets	3,104	13,154	1,888
Subscription receivable	—	8,530,931	1,225,392
Loan receivable, net	14,532,685	4,126,502	592,735
Investments in subsidiaries	247,870,563	213,391,690	30,651,798
Total assets	277,802,733	304,058,413	43,675,257
Accrued expenses and other current liabilities	1,985,894	3,918,340	562,834
Total liabilities	1,985,894	3,918,340	562,834
Common shares	3,534,871	4,692,312	674,008
Treasury shares	(27,737,073)	(27,737,073)	(3,984,181)
Additional paid in capital	410,195,990	560,814,066	80,555,900
Accumulated other comprehensive loss	(38,288,364)	(37,478,167)	(5,383,402)
Accumulated deficit	(71,888,585)	(200,151,065)	(28,749,902)
Total shareholders’ equity	275,816,839	300,140,073	43,112,423
Total liabilities and shareholders’ equity	277,802,733	304,058,413	43,675,257

Schedule of Consolidated Income Statement

Condensed Statements of Comprehensive Income (Loss)

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Operating expenses	(14,273,099)	(4,963,891)	(6,928,823)	(995,263)
Provision for loan receivable	—	—	(11,843,167)	(1,701,164)
Investment income (loss)	40,802,611	852,782,280	(110,881,674)	(15,927,156)
Interest expense	(52,074)	(446)	—	—
Interest income	15,394	1,306,567	1,391,183	199,831
Foreign currency exchange gains (losses), net	(607,927)	(284,138)	1	—
Earnings (loss) before income taxes	25,884,905	848,840,372	(128,262,480)	(18,423,752)
Income tax expense	—	—	—	—
Net income (loss)	25,884,905	848,840,372	(128,262,480)	(18,423,752)
Other comprehensive income (loss)	(1,781,184)	(11,437,409)	810,197	116,378
Comprehensive income (loss)	24,103,721	837,402,963	(127,452,283)	(18,307,374)

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net cash used in operating activities	(5,003,772)	(29,996,291)	(4,797,830)	(689,165)
Cash flows from investing activities :
Cash received from subsidiaries	73,178,416	1,001,941,215	—	—
Loan lent to Beijing Biztour	—	(13,745,856)	—	—
Proceeds from disposal of discontinued operations	—	—	4,894,197	703,007
Net cash provided by investing activities	73,178,416	988,195,359	4,894,197	703,007
Cash flows from financing activities :
Private placement	—	—	61,693,192	8,861,673
Cash received for exercise of share options	—	1,433,441	—	—
Special cash dividend	(65,698,571)	(946,611,803)	—	—
Net cash used in financing activities	(65,698,571)	(945,178,362)	61,693,192	8,861,673
Effect of foreign exchange rate changes on cash	(1,173,526)	568,046	810,196	116,377
Net increase in cash	1,302,547	13,588,752	62,599,755	8,991,892
Cash at beginning of period	505,082	1,807,629	15,396,381	2,211,552
Cash at end of period	1,807,629	15,396,381	77,996,136	11,203,444